Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

14. Commitments and Contingencies

14.1 Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the offshore drilling business.

The Company has obtained insurance for the assessed market value of the rigs and the drillships. However, such insurance coverage may not provide sufficient funds to protect the Company from all liabilities that could result from its operations in all situations. Risks against which the Company may not be fully insured or insurable for include environmental liabilities, which may result from a blow-out or similar accident, or liabilities resulting from reservoir damage alleged to have been caused by the negligence of the Company.

The occurrence of casualty or loss, against which the Company is not fully insured, could have a material adverse effect on the Company's results of operations and financial condition.

As part of the Company's normal course of operations, the Company's customer may disagree on amounts due to the Company under the provision of the contracts which are normally settled through negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

The Leiv Eiriksson operated in Angola during the period from 2002 to 2007. Ocean Rig UDW's manager in Angola during this period made a legal claim for reimbursement of import/export duties for two export/importation events in the period 2002 to 2007 retroactively levied by the Angolan government. Agreement was reached between the parties to settle this claim for an amount of $6.1 million which was paid by the Company's relevant subsidiary on May 24, 2012, to the claimant, in full and final settlement of the London Court Proceedings. The Company recorded a charge of $6.4 million during the period ended June 30, 2012, which is included under "Legal settlements and other, net" in the consolidated statement of operations.

On May 10, 2013, Drillship Hydra Owners Inc., being the owning company of drilling unit Ocean Rig Corcovado, filed a claim against Capricorn Greenland Exploration 1 Limited and Cairn Energy Plc with the High Court in London in connection with the loss of daily earnings and cost of repair for the blowout preventer of the Ocean Rig Corcovado in June and July 2011. In July 2013, the Company reached a commercial agreement out of court with Capricorn Greenland Exploration 1 Limited and Cairn Energy Plc to receive a compensation amounting to $5.0 million and the parties are currently finalizing the terms of such settlement. In this respect, the Company recorded a charge of $6.0 million during the six month period ended June 30, 2013, which is included under "Legal settlements and other, net" in the consolidated statement of operations.

Except for the matters discussed above, the Company is not a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

14.2 Contractual Revenue:

Future minimum contractual revenue, based on drilling units committed to non-cancelable, contracts as of June 30, 2013, amount to $1,556,669 for twelve months ending June 30, 2014, $1,408,440 for twelve months ending June 30, 2015, $854,133 for the twelve months ending June 30, 2016 and $142,540 for the twelve month ending June 30, 2017. These amounts do not include any assumed off-hire.

14.3 Purchase Obligations

The following table sets forth the Company's contractual purchase obligations as of June 30, 2013.

	Within 1 year	Within 2 years	Total
Drillships shipbuilding contracts	$ 1,179,776	$ 387,100	$ 1,566,876
Total obligations	$ 1,179,776	$ 387,100	$ 1,566,876

14.4 Rental Payments

The Company has operating leases mostly relating to premises, the most significant being its offices in Stavanger, Rio de Janeiro, Jersey and Aberdeen. As of June 30, 2013, the future obligations amount to $2,080 for the twelve months ending June 30, 2014 and $901 for twelve months ending June 30, 2015 and $627 for the twelve months ending June 30, 2016, $273 for the twelve months ending June 30, 2017, $236 for the twelve months ending June 30, 2018 and $2,021 for the twelve months ending June 30, 2019 and thereafter.